Note Q - Profit Sharing Plan (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Defined Benefit Plan, Contributions by Employer	$ 0	$ 0